Prepaid land lease payments (Land use rights)	12 Months Ended
Dec. 31, 2014
Land use rights
Prepaid land lease payments
Prepaid land lease payments

7.Prepaid land lease payments

	December 31,	December 31,
	2014	2013

Prepaid land lease payments	$11,940	$12,238
Less: accumulated amortization	1,535	1,290
Net carrying value	$10,405	$10,948

The prepaid land lease payments of the Changping facilities of Sinovac Beijing with a net book value of $2,922 (RMB18.1 million) were pledged as collateral (note 9) for a bank loan from China Construction Bank.

The prepaid land lease payments of Sinovac Beijing with a net book value of $352 (RMB2.2million) were pledged as collateral (note 9) for a bank loan from Bank of Beijing.

The prepaid land lease payments of Sinovac Dalian with a net book value of $3,801 (RMB23.6million) were pledged as collateral (note 9) for a bank loan from Bank of China.

Amortization expenses for prepaid land lease payments for the year ended December 2014 was $278 (2013 - $311, 2012 - $299).